Earnings per share (Details 1)		12 Months Ended
		Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares - Basic		165,914,036	165,914,036	165,845,408	166,648,943
Dilutive effect of stock options outstanding	[1]	278,718	278,718	340,144	348,733
Weighted average number of equity shares - Diluted		166,192,754	166,192,754	166,185,552	166,997,675
Earnings per share of par value Rs.5 - Diluted | (per share)		₨ 113.09	$ 1.64	₨ 59.00	₨ 72.09

[1]	As at March 31, 2019, 272,700 options were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.